Loans and Borrowings - Summary of Convertible Bonds (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current convertible loans	€ 415	€ 1,312	€ 1,312
Non-current convertible loans	47,682	169,470	164,142
OCEANE
Disclosure of detailed information about borrowings [line items]
Convertible loans	€ 48,097	€ 170,782	€ 165,454